Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 15,278	$ 6,628
Advances and prepayments to suppliers		4,101
Consummative biological assets	195,359
Other receivable	120,336	9,502
Assets of discontinued operations - current		481,321
Total current assets	330,973	501,552
Property, plant and equipment, net	2,814,766	75,510
Operating lease right of use asset, net	233,697	178,166
Deferred tax assets	42,818
Assets of discontinued operations - non-current		1,349,625
Total assets	3,422,254	2,104,853
Current liabilities
Accounts payable and accrued liability	2,808,409
Operating lease liabilities - current	106,309	57,109
Other current liabilities		1,378,277
Liabilities of discontinued operations - current		1,085,744
Total current liabilities	2,928,920	2,521,130
Long term loan payable	431,079	414,000
Operating lease liabilities - noncurrent	140,986	121,057
Liabilities of discontinued operations - noncurrent
Total liabilities	3,500,985	3,056,187
Commitments and Contingencies
Stockholders’ equity (deficit)
Ordinary shares (par value $0.0001, 500,000,000 shares authorized; 111,120,000 shares issued and outstanding as of December 31, 2023 and 2022)	11,112	11,112
Additional paid-in capital	221,288	221,288
Accumulated deficit	(400,715)	(1,224,575)
Accumulated other comprehensive income	89,584	40,841
Total stockholders’ equity (deficit)	(78,731)	(951,334)
Total liabilities and stockholders’ equity (deficit)	3,422,254	$ 2,104,853
Related Party
Current liabilities
Due to related parties	$ 14,202